Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of financial position of TNL Mediagene and its subsidiaries (the “Company”) as of December 31, 2025, the related consolidated statements of comprehensive loss, changes in equity and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with International Financial Reporting Standards.